Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:     811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2022

Item 1. Proxy Voting Record

I.  Hostess Brands, Inc.
(a) Name of Issuer of the portfolio security:
    Hostess Brands, Inc.
(b) Exchange ticker symbol of the portfolio security: TWNK
(c) CUSIP:  44109J106
(d) Shareholder meeting date:  July 7, 2021
(e) Brief identification of the matter voted on:
1.  Proposal to approve the amendment to Warrant
    Agreement and allow cashless exercise.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For item 1
(i) Whether Registrant cast its vote for or against management: For

II.  Landsea Homes Corp.
(a) Name of Issuer of the portfolio security:
    Landsea Homes Corp.
(b) Exchange ticker symbol of the portfolio security: LSEA
(c) CUSIP:  51509P103
(d) Shareholder meeting date: July 27, 2021
(e) Brief identification of the matter voted on:
1.  Election of nine directors.
2.  Advisory vote to approve appointment of
    PricewaterhouseCoopers, LLP as the Company's independent registered publice accounting firm for 2021.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1 and 2
(i) Whether Registrant cast its vote for or against management: For

III. Emmis Communications Corp.
(a) Name of Issuer of the portfolio security:
    Emmis Communications Corp.
(b) Exchange ticker symbol of the portfolio
    security: EMMS
(c) CUSIP:  291525400
(d) Shareholder meeting date: August 4, 2021
(e) Brief identification of the matter voted on:
1.  Elect six directors.
2. Ratification of Ernst & Young LLP as the Company's independent registered publice accounting firm for the fiscal year ending Febyary 28, 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1 and 2
(i) Whether Registrant cast its vote for or against management: For

IV. Kayne Anderson Energy Infrastructure, Inc.
(a) Name of Issuer of the portfolio security:
    Kayne Anderson Energy Infrastructure, Inc.
(b) Exchange ticker symbol of the portfolio
    security: KYN
(c) CUSIP:  486606106
(d) Shareholder meeting date: April 7, 2022
(e) Brief identification of the matter voted on:
1.  Elect two directors.
2. Ratification of PricewaterhouseCoopers, LLP as the Company's independent registered publice accounting firm for the fiscal year ending
    November 30, 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1 and 2
(i) Whether Registrant cast its vote for or against management: For

V. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082603
(d) Shareholder meeting date:  May 3, 2022
(e) Brief identification of the matter voted on:
1.  Election of seven directors.
2. Approve on an advisory basis, the compensation to be paid to the named executive officers.
3.  Ratification of PricewaterhouseCoopers LLP as the
    Company's independent registered accounting firm for 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Abstain on items 1 and 2. For item 3
(i) Whether Registrant cast its vote for or against management: Not with management for items 1 and 2.
    For management for item 3.

VI.  Clear Channel Outdoor Holdings, Inc.
(a) Name of Issuer of the portfolio security:
    Clear Channel Outdoor Holdings, Inc.
(b) Exchange ticker symbol of the portfolio security: CCO
(c) CUSIP: 18453H106
(d) Shareholder meeting date:  May 4, 2022
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2. To approve an advisory resolution on executive compensation.
3. Ratification of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2, and 3.
(i) Whether Registrant cast its vote for or against management: For

VII.  Braemar Hotels & Resorts Inc.
(a) Name of Issuer of the portfolio security:
    Braemar Hotels & Resorts Inc.
(b) Exchange ticker symbol of the portfolio security: BHR
(c) CUSIP: 10482B101
(d) Shareholder meeting date:  May 11, 2022
(e) Brief identification of the matter voted on:
1.  Election of eight directors.
2. Ratification and appointment of BDA USA, LLP as the Company's independent auditor fo 2022.
3. Approval of Amendment No. 3 to the company's Second Amended and Restated 2013 Equity Incentive Plan.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2, and 3.
(i) Whether Registrant cast its vote for or against management: For

VIII.  Garrett Motion Inc.
(a) Name of Issuer of the portfolio security:
    Garrett Motion Inc.
(b) Exchange ticker symbol of the portfolio security: GTX
(c) CUSIP: 366505105
(d) Shareholder meeting date:  May 26, 2022
(e) Brief identification of the matter voted on:
1.  Election of nine directors.
2. To ratify the appointment of Deloitte SA as the Company's independent registered public accounting firm for the fiscal year endind December 31, 2022.
3. Approval on an advisory basis, of the compensation of the company's named exective officers.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2, and 3.
(i) Whether Registrant cast its vote for or against management: For

IX.  Landsea Homes Corp.
(a) Name of Issuer of the portfolio security:
    Landsea Homes Corp.
(b) Exchange ticker symbol of the portfolio security: LSEA
(c) CUSIP:  51509P103
(d) Shareholder meeting date: June 8, 2022
(e) Brief identification of the matter voted on:
1.  Election of nine directors.
2. Advisory vote to ratify the approve appointment of PricewaterhouseCoopers, LLP as the Company's independent registered publice accounting firm for 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1 and 2
(i) Whether Registrant cast its vote for or against management: For

X.  Finance of America Companies, Inc.
(a) Name of Issuer of the portfolio security:
    Finance of America Companies, Inc.
(b) Exchange ticker symbol of the portfolio security: FOA
(c) CUSIP: G75130123
(d) Shareholder meeting date:  June 8, 2022
(e) Brief identification of the matter voted on:
1.  Election of director nominees.
2. Approval on an advisory basis of the compensation of the Company's named exective officers.
3. Advisory vote to approve the frequency of future advisory votes on compensation of the named excutives of the Company.
4. To ratify the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for 2022.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For Items 1, 2, 3 and 4.
(i) Whether Registrant cast its vote for or against management: For

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti, President
Date:  August 24, 2022